MINERAL RIGHTS (Tables)	12 Months Ended
Nov. 30, 2025
Aurora Uranium Project
MINERAL RIGHTS
Schedule of mineral rights

Aurora
Uranium
Property
Balance, November 30, 2024	$—
Property option payment	1,000,000
Reimbursement of mining operations expenditures	201,390
Balance, November 30, 2025	$1,201,390